Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number Of Common Shares Issued		2,994,679	1,679,602
Warrants and rights outstanding, term		5 years
Issuance of common stock, net of issuance costs		$ 6,929	$ 3,958
January 2024 Pre-Funded Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant exercised	497,834
January 2024 Common Stock Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding, term	3 years 6 months
January 2024 Placement Agent Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding, term	3 years 6 months
Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Common Shares Issued	338,000
Gross Proceeds from January 2024 Registered Direct Offering	$ 15,000
Issuance of common stock, net of issuance costs	13,600
Commissions and Other Transaction Costs	$ 1,400
Registered Direct Offering [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Shares Issued, Per Share	$ 10.075
Registered Direct Offering [Member] | January 2024 Pre-Funded Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Common Shares Issued	1,150,834
Registered Direct Offering [Member] | January 2024 Pre-Funded Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common Shares Issued, Per Share	$ 10.074
Exercise Price of Warrants	$ 0.001
Purchase of Common Stock in issuance of Warrants	1,488,834
Registered Direct Offering [Member] | January 2024 Common Stock Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants Maturity Date	Jul. 29, 2027
Registered Direct Offering [Member] | January 2024 Common Stock Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise Price of Warrants	$ 9.95
Registered Direct Offering [Member] | January 2024 Placement Agent Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants Maturity Date	Jul. 29, 2027
Registered Direct Offering [Member] | January 2024 Placement Agent Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise Price of Warrants	$ 12.5938
Purchase of Common Stock in issuance of Warrants	104,218
H.C. Wainwright & Co., LLC [Member] | Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash Fee Percentage	7.00%
Management Fee Percentage	1.00%
Payment to Private Placement Agent	$ 25,000
Legal Counsel Fees and Expenses	50,000
Clearing Fees Related to Placement Agent	$ 15,950
H.C. Wainwright & Co., LLC [Member] | Registered Direct Offering [Member] | January 2024 Placement Agent Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of Warrants Issued Equal to Common Stock	7.00%